Restatement of Form 10-K	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Restatement of Form 10-K
NOTE 9- RESTATEMENT OF FORM 10-Q

From its inception in 1996 through the first quarter of 2011, the Company had been considered a development stage enterprise for financial reporting purposes as significant efforts had been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.  During the second quarter of 2011, the Company completed the processes necessary to begin production of the 3ml RevVac safety syringe and is no longer considered a development stage company as defined in ASC 915.  For the second quarter, the Company no longer included cumulative totals in the financial statements.  For this filing, the financial statement headings and notes have been amended to remove all language referring to the Company as a development stage entity.  Accordingly, the Company will no longer include cumulative totals since inception in the financial statements.

NOTE 10- Restatement of Form 10-K

On October 19, 2010, the Company issued an 8% secured convertible note (the “October 2010 Note”) in the amount of $125,000 to Asher Enterprises, Inc. (“Asher”). The Company failed to bifurcate the convertible debt agreement issued to Asher Enterprises, Inc. on October 19, 2010 according to the guidance provided by ASC 815-15-25.The principal and accrued interest is payable on July 21, 2011, or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.  The note is convertible into shares of the Company’s common stock at a price of 55% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion.  Asher is not entitled to convert any portion of an October 2010 Note to the extent that the shares to be issued in connection therewith would cause Asher’s beneficial ownership of the Company’s common stock to exceed 4.99% of the outstanding shares of the Company’s common stock.  Because of the operation of the floating conversion price and the limitation on the ability of Asher to convert as described above, the Company is unable to determine at any time that number of shares into which Asher could convert the October 2010 Note.
The October 2010 Note contains customary representations and warranties, customary affirmative and negative covenants, customary anti-dilution provisions, and customary events of default that entitle Asher to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, the October 2010 Note.  A default on the October 2010 Note could lead to certain penalties, including an obligation to (a) pay all of the following, plus an additional 50% of (i) default interest, (ii) other monetary penalties, and (iii) the outstanding balance on the October 2010 Note currently has a balance of $125,000.

Asher is entitled to have all shares issued upon conversion of the October 2010 Note listed upon each national securities exchange or other automated quotation system, if any, upon which shares of the Company’s common stock are then listed.

The Company accounts for the fair value of the conversion features in accordance with ASC Topic No. 815-15 “Derivatives and Hedging; Embedded Derivatives” (“Topic No. 815-15”).  Topic No. 815-15 requires the Company to bifurcate and separately account for the conversion features as an embedded derivative contained in the Company’s convertible debt.  The Company is required to carry the embedded derivative on its balance sheet at fair value and account for any unrealized change in fair value as a component of results of operations.  The Company valued the embedded derivative using the Black-Scholes pricing model.  The fair value upon issuance of the October 2010 Note of $173,299.87 was recorded as a derivative liability.  A discount to the convertible debt principal was recorded for $125,000 and a derivative expense was recorded for $48,299.87.  Amortization of debt discount amounted to $33,181.82 for the three months ended December 31, 2010.  As of December 31, 2010, the Company recognized a gain in the fair value of the embedded derivative of $12,640.81 and reduced the embedded derivative liability by this same amount.  The derivative liability in the October 2010 Note will be revalued each reporting period using the Black-Scholes model.

The Black-Scholes model was valued with the following inputs:

•
Stock Price – The Stock Price was based on the average closing price of the Company’s common stock in the three days prior to the valuation date.  The valuation date can either be the date of issuance of the convertible debt note or the last day of a reporting period (the “Valuation Date”).  Stock prices ranged from $0.45 to $0.47 in this period with an average stock price of $0.46.

•	Variable Conversion Price – The variable conversion price was based on 55% of the average of the three lowest stock prices out of the last 10 trading days prior to the Valuation Date.

•	Time to Maturity – The time to maturity was determined based on the length of time between the Valuation Date and the maturity of the debt.

•
Risk Free Rate – The risk free rate was based on the one year treasury note rate as of the Valuation Dates with term commensurate with the remaining term of the debt.  The risk free rate as of the commitment date was 0.22%.

•	Volatility – The volatility was based on the historical volatility of the Company.

Changes to the balance sheet
The following table indicates the adjustments that were made to the balance sheet as a result of the corrections for the Gifford Mabie settlement, the convertible debt bifurcation and the par value treatment of the Treasury Stock Reserved.

(1)
The embedded derivative is included in current liabilities based upon the 12/31/2010 value. The Company failed to bifurcate the convertible debt agreement issued to Asher Enterprises, Inc. on October 19, 2010 according to the guidance provided by ASC 815-15-25. Due to the potentially unlimited shares that could be issued at conversion of the debt agreement, the Company is required to bifurcate the agreement into a debt instrument with a call provision. The above referenced agreement contains an embedded derivative that requires valuation as an embedded derivative liability on the balance sheet.  The embedded derivative was valued under the guidance of ASC 815-15.

(2)
Notes payable is increased by $100,000 for the correct amount of debt satisfied through the Asher Enteprises conversion. The amount of the note originally recorded as being satisfied by the conversion of convertible debt into common stock on October 18, 2010 was overstated by $100,000. The correct amount of debt converted on this date was $125,000 instead of $225,000.

(3)
Notes payable is increased by $316,000 to record the correct amount of debt satisfied through the issuance of 400,000 shares toward the Gifford Mabie settlement on December 14, 2010. Because the common stock placed in the special account is sold in small lots of 2,500 shares per day, the complete liquidation of the account would require 160 consecutive days of trading.  A valuation method for the common stock was incorrectly used based upon the previous 160 days of trading prior to the issuance of shares to the special account.  This has been corrected to value the shares based upon the 10-day average price following the date of issuance. This valuation is based upon guidance of EITF Issue No. 95-19.

(4)
The Company failed to bifurcate the convertible debt agreements issued to Asher Enterprises on February 26, 2010 for $75,000, March 31, 2010 for $50,000 and April 28, 2010 for $50,000. These convertible debt agreements were converted into 291,441 of common stock on October 18, 2010. Additionally, the Company failed to amortize the debt discount from these convertible debt agreements in the amount of $125,000. Based upon guidance form ASC 470-20-55, the Company fully amortized the debt discount of $125,000 for these three agreements. An adjustment was made to recognize this expense on October 18, 2010. This change is not included in the 10-Q Forms filed for March 31, June 30 and September 30, 2010 but is fully recognized in the restated 10-K/A financial statements for 2010. The fair value change resulting from the embedded derivatives for these contracts was considered an immaterial change by the Company for quartes ending March 31, June 30 and September 30, 2010.

(5)
Treasury stock originally recorded based upon the number of shares issued is reduced to par value.  Under guidance of ASC 505-10, the correction for this error records the issuance of these shares at par value.

(6)
Paid in capital is reduced by the $100,000 correction of convertible debt conversion, the $316,000 toward the Gifford Mabie liability and the $967,859 from the Treasury Stock reserved. Paid in Capital is increased by $125,000 due to the additional Paid in Capital from the amortization of the debt discount on the convertible debt notes converted into common stock. The accumulated deficit is increased by $68,841 due to the additional expenses resulting from the bifurcation and valuation of the embedded derivative within the October convertible debt agreement with Asher Enterprises. The accumulated deficit account is also increase by $125,000 for the amortization of the debt discount on issuance of the three Asher Enterprises convertible debt agreements converted into common stock on October 18, 2010.

	As Previously Reported	Adjustments	12/31/2010 As Restated
CURRENT LIABILITIES
AP and Accrued Liabilities	399,151	-	399,151
Accrued Salaries	246,225	2	246,255
Embedded Derivative Liability	-	160,659	160,659
Notes Payable and Accrued Interest	450,891	324,182	775,073
Total Accounts Payable & Accrued Liabilities	1,096,267		1,581,108

Total Liabilities	1,096,267	-	1,158,108

Preferred Stock	1,500	-	1,500
Common Stock	42,869		42,869
Treasury Stock	(968,828)	967,859	(969)
Paid In Capital	26,445,130	(1,258,859)	25,186,271
Accumulated Deficit	(25,382,910)	(193,841)	(25,576,751)
Total Stockholder’s Equity	137,761		(347,080)

The following table indicates the adjustments that were made to the Statements of Operations as of 12/31/2010.

1)
Other income was increased by $12,641 as a result of the gain in fair value from the embedded derivative. This gain is based upon Guidance of ASC 815-15 and a fair value was determined as of December 31, 2010.

2)
Interest expense was increased by $33,182 as a result of the increased interest expense due to theoutstanding convertible debt as of December 31, 2010. Interest expense was also increased by $125,000 as a result of the amortization of the debt discount related to the three Asher Enterprises convertible debt agreements converted into common stock on October 18, 2010. Treatment of this debt is based upon the guidance of ASC 470-20-55.

3)	An embedded derivative expense was recognized for $48,299 from the initial recording of the convertible debt based upon guidance of ASC 815-15.

4)
Compensation costs for stock options was originally reported as a non-operating expense on the originally filed 10-K. For the amended filing based upon guidance from ASC 718, these costs have been included in General and Administrative expenses as an operating expense. For 2010, the Company did not recognize any expense related to compensation costs for issuance of stock options.

Statement of Operations
	As Previously reported	Adjustments	As Restated
Other Income	-	12,641	12,641
Depreciation Expense	-	(6,048)	6,048
Total operating expenses	2,366,906	(6,048)	2,372,954
Operating Loss	2,366,906	6,593	2,360,314
Interest Expense	8,489	(158,182)	166,671
Embedded Derivative Expense	-	(48,299)	48,299
Net loss from operations	2,381,443	(193,841)	2,575,284

The following table indicates the adjustments that were made to the Statement of Cash Flows as of December 31, 2010.

1)	Net Loss from operations increased by $193,841 due to adjustments to the Statements of Operations listed above.

2)
An increase to cash adjustments from operating activities was recognized from the amortization of debt discount of the Asher Enterprises convertible debt agreements converted into common stock on October 18, 2010.

3)
A decrease in cash flow from operations to the category “Other receivables” as a result of a decrease in other receivables has been corrected to record the correct balance of ($274,361).  This was erroneously recorded as a decrease to accrued salaries and  consulting. This category has been increased by $274,361.

4)
An increase in cash flow from operations to the category “Accounts payable” as a result of an increase in accounts payable has been corrected to record the correct balance of $1,188,405.  This was previously recorded as an increase of $534,236. This increase is due to an erroneous initial recording and the increased note payable for the Gifford Mabie liability.

5)
A new category has been added to the cash flow from financing activities to include the common stock issued from conversion of debt.  The increase to cash from the category “Common stock issued from conversion of debt” for 2010 is $366,166.  Also, the amount of cash received from warrants has been added to the financial statements to the existing category “From exercise of stock options”. The addition of this resulted in an increase to cash to the category “From the exercise of stock options and warrants” of 96,200.  The category “From the exercise of stock options” was recorded on the 10-K as an increase of $37,500.

6)
An increase in cash flow from financing activities as a result of an increase to the category “Sale of common stock issued for cash to third party investors” has been corrected to record the correct balance of $1,529,991.  This category was previously recorded as $2,239,216

	As Previously Reported	Adjustments	As Restated
Cash Flows From Operating Activities
Net Loss	$(2,381,443	(193,840)	$(2,575,284)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt discounts	-	125,000	125,000
Changes in working capital accounts:
Other receivables and advance payments	-	(274,361)	(274,361)
Change in accrued salaries and consulting	(498,585)	274,361	(215,224)
Accounts payable	534,236	654,169	1,188,405
Net cash provided by operating activities	(1,793,852	(585,328)	(1,208,524
Net cash used in investing activities	(782,375)	-	(782,375)

Cash Flows From Financing Activities
Sale of Common Stock to third party investors	2,239,216	(709,775)	1,529,991
Common stock issued for payment of debt	-	366,166	366,166
Convertible debentures issued for cash	300,000	(300,000)	-
Treasury Stock		(969)	(969)
From exercise of stock options and warrants	37,500	58,700	96,200
Net cash provided by financing activities	2,578,161	(584,973)	1,993,188

Effect of exchange rate changes on cash	-		-
Net increase in cash and cash equivalents	2,289	-	2,289
Cash and cash equivalents, beginning of year	67,228		67,228
Cash and cash equivalents, end of year	$69,517	-	$69,517